Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012		Jan. 01, 2012		Jan. 02, 2011
Sales to customers	$ 67,224		$ 65,030		$ 61,587
Cost of products sold	21,658		20,360		18,792
Gross profit	45,566		44,670		42,795
Selling, marketing and administrative expenses	20,869		20,969		19,424
Research and development expense	7,665		7,548		6,844
In-process research and development	1,163		0		0
Interest income	(64)		(91)		(107)
Interest expense, net of portion capitalized	532		571		455
Other (income) expense, net	1,626		2,743		(768)
Restructuring expense	0		569		0
Earnings before provision for taxes on income	13,775	[1]	12,361	[2]	16,947	[3]
Provision for taxes on income	3,261		2,689		3,613
Net Earnings	10,514		9,672		13,334
Add: Net Loss Attributable to Noncontrolling Interest	339		0		0
Net earnings attributable to Johnson & Johnson	$ 10,853		$ 9,672		$ 13,334
Net earnings per share attributable to Johnson & Johnson
Basic	$ 3.94		$ 3.54		$ 4.85
Diluted	$ 3.86		$ 3.49		$ 4.78
Cash dividends per share	$ 2.40		$ 2.25		$ 2.11
Average shares outstanding
Basic	2,753.3		2,736.0		2,751.4
Diluted	2,812.6		2,775.3		2,788.8

[1]	Includes $1,218 million of net litigation expense, which includes product liability, comprised of $658 million and $560 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $1,163 million of in-process research and development expense, comprised of $1,111 million and $52 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $795 million of Synthes integration/transaction costs in the Medical Devices and Diagnostics segment. Includes $909 million of asset write-downs and other adjustments, comprised of $499 million, $264 million and $146 million in the Pharmaceutical, Consumer and Medical Devices and Diagnostics segments, respectively. The Medical Devices and Diagnostics segment also includes $110 million expense for the cost associated with the DePuy ASR™ Hip program.
[2]	Includes $3,310 million of net litigation expense, which includes product liability, comprised of $1,741 million and $1,569 million in the Pharmaceutical and Medical Devices and Diagnostics segments, respectively. Includes $656 million of net restructuring expense, comprised of $676 million expense in the Medical Devices and Diagnostics segment and a gain of $20 million in the Pharmaceutical segment. The Medical Devices and Diagnostics segment also includes $521 million expense for the cost associated with the DePuy ASR™ Hip program.
[3]	Includes $397 million of net litigation gain, which includes product liability expense, comprised of $447 million expense in the Pharmaceutical segment and a gain of $844 million in the Medical Devices and Diagnostics segment. The Medical Devices and Diagnostics segment also includes $280 million expense for the cost associated with the DePuy ASR™ Hip program.